Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Total current portion of long-term debt	$ 19,771,824	$ 22,834,543
Non-current portion of long-term debt	188,274,119	205,519,705
Loans Payable [Member]
Total debt	211,175,035	232,262,720
Deferred Finance Fees	(3,129,092)	(3,908,472)
Net total debt	208,045,943	228,354,248
Current portion of long-term debt	21,017,892	24,217,892
Current portion of deferred finance fees	(1,246,068)	(1,383,349)
Total current portion of long-term debt	19,771,824	22,834,543
Non-current portion of long-term debt	188,274,119	205,519,705
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	6,755,000	7,465,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	29,900,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	78,684,460	92,131,594
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	82,721,761	86,371,847
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 13,113,814	$ 14,994,279